Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,287	$ 1,129	$ 1,228	$ 1,043
Provision for credit losses
Originations	39	25	61	48
Maturities	(49)	(35)	(107)	(72)
Changes in risk, parameters and exposures	223	146	461	329
Write-offs	(166)	(124)	(335)	(236)
Recoveries	32	26	62	55
Exchange rate and other	5	(2)	1	(2)
Balance at end of period	1,371	1,165	1,371	1,165
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	280	286	280	285
Provision for credit losses
Transfers to Stage 1	134	147	259	297
Transfers to Stage 2	(18)	(20)	(37)	(43)
Transfers to Stage 3		(1)	(1)	(1)
Originations	39	25	61	48
Maturities	(9)	(10)	(21)	(22)
Changes in risk, parameters and exposures	(128)	(130)	(242)	(268)
Exchange rate and other	(2)	1	(3)	2
Balance at end of period	296	298	296	298
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	843	725	793	661
Provision for credit losses
Transfers to Stage 1	(134)	(146)	(259)	(296)
Transfers to Stage 2	19	21	39	44
Transfers to Stage 3	(31)	(12)	(59)	(25)
Maturities	(40)	(25)	(86)	(50)
Changes in risk, parameters and exposures	226	184	455	415
Exchange rate and other	4		4	(2)
Balance at end of period	887	747	887	747
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	164	118	155	97
Provision for credit losses
Transfers to Stage 1		(1)		(1)
Transfers to Stage 2	(1)	(1)	(2)	(1)
Transfers to Stage 3	31	13	60	26
Changes in risk, parameters and exposures	125	92	248	182
Write-offs	(166)	(124)	(335)	(236)
Recoveries	32	26	62	55
Exchange rate and other	3	(3)		(2)
Balance at end of period	$ 188	$ 120	$ 188	$ 120